Benefit Plans and Other Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
Schedule of Net Benefit Cost (Credit) Related to Pension and Other Postretirement Benefit Plans Components
The annual net periodic benefit cost/(credit) related to NRG's pension and other postretirement benefit plans include the following components:

	Year Ended December 31,
	Pension Benefits
(In millions)	2019	2018	2017
Service cost benefits earned	$10	$23	$26
Interest cost on benefit obligation	46	44	43
Expected return on plan assets	(59)	(62)	(58)
Amortization of unrecognized net loss	3	—	4
Settlement/curtailment expense	—	7	—
Net periodic benefit cost	$—	$12	$15

	Year Ended December 31,
	Other Postretirement Benefits
(In millions)	2019	2018	2017
Service cost benefits earned	$1	$1	$1
Interest cost on benefit obligation	3	4	4
Amortization of unrecognized prior service credit	(13)	(10)	(9)
Amortization of unrecognized net (gain)/loss	—	—	(1)
Curtailment gain	—	(10)	—
Net periodic benefit (credit)	$(9)	$(15)	$(5)

Schedule of Comparison of Pension Benefit obligation, Other Postretirement Benefit Obligations and Related Plan Assets on a Combined Basis
A comparison of the pension benefit obligation, other postretirement benefit obligations and related plan assets for NRG's plans on a combined basis is as follows:

	As of December 31,
	Pension Benefits		Other Postretirement Benefits
(In millions)	2019	2018	2019	2018
Benefit obligation at January 1	$1,222	$1,329	$83	$128
Service cost	10	23	1	1
Interest cost	46	44	3	4
Plan amendments	—	17	(2)	(28)
Actuarial (gain)/loss	207	(95)	16	(6)
Employee and retiree contributions	—	—	4	3
Curtailment gain	—	(20)	—	(7)
Benefit payments	(88)	(76)	(12)	(12)
Benefit obligation at December 31	1,397	1,222	93	83
Fair value of plan assets at January 1	981	1,104	—	—
Actual return on plan assets	216	(80)	—	—
Employee and retiree contributions	—	—	4	3
Employer contributions	41	33	7	9
Benefit payments	(88)	(76)	(11)	(12)
Fair value of plan assets at December 31	1,150	981	—	—
Funded status at December 31 — excess of obligation over assets	$(247)	$(241)	$(93)	$(83)

Schedule of Amounts Recognized in Balance Sheet
Amounts recognized in NRG's balance sheets were as follows:

	As of December 31,
	Pension Benefits		Other Postretirement Benefits
(In millions)	2019	2018	2019	2018
Other current liabilities	$—	$—	$7	$7
Other non-current liabilities	247	241	86	76

Schedule of Amounts Recognized in OCI Not Yet Recognized as Components of Net Periodic Benefit Costs
Amounts recognized in NRG's accumulated OCI that have not yet been recognized as components of net periodic benefit cost were as follows:

	As of December 31,
	Pension Benefits		Other Postretirement Benefits
(In millions)	2019	2018	2019	2018
Net loss/(gain)	$138	$90	$7	$(9)
Prior service cost/(credit)	2	3	(43)	(53)
Total accumulated OCI	$140	$93	$(36)	$(62)
Net accumulated OCI	$140	$93	$(36)	$(62)

Schedule of Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income
Other changes in plan assets and benefit obligations recognized in OCI were as follows:

	Year Ended December 31,
	Pension Benefits		Other Postretirement Benefits
(In millions)	2019	2018	2019	2018
Net actuarial loss/(gain)	$50	$47	$16	$(5)
Amortization of net actuarial (gain)/loss	(3)	—	—	—
Curtailment	—	(27)	—	2
Prior service credit	—	17	(2)	(28)
Amortization of prior service cost	—	—	12	10
Total recognized in OCI	$47	$37	$26	$(21)
Net periodic benefit cost/(credit)	—	12	(9)	(15)
Net recognized in net periodic pension cost/(credit) and OCI	$47	$49	$17	$(36)

Schedule of Benefit Obligations Significant Components
The following table presents the balances of significant components of NRG's pension plan:

	As of December 31,
	Pension Benefits
(In millions)	2019	2018
Projected benefit obligation	$1,397	$1,222
Accumulated benefit obligation	1,362	1,188
Fair value of plan assets	1,150	981

Schedule of Fair Value of Pension Plan Assets by Asset Category and Level within the Fair Value Hierarchy
NRG's market-related value of its plan assets is the fair value of the assets. The fair values of the Company's pension plan assets by asset category and their level within the fair value hierarchy are as follows:

	Fair Value Measurements as of December 31, 2019
(In millions)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Total
Common/collective trust investment — U.S. equity	$—	$233	$233
Common/collective trust investment — non-U.S. equity	—	73	73
Common/collective trust investment — non-core assets	—	143	143
Common/collective trust investment — fixed income	—	272	272
Short-term investment fund	12	—	12
Subtotal fair value	$12	$721	$733
Measured at net asset value practical expedient:
Common/collective trust investment — non-U.S. equity			84
Common/collective trust investment — fixed income			279
Common/collective trust investment — non-core assets			24
Partnerships/joint ventures			30
Total fair value			$1,150

	Fair Value Measurements as of December 31, 2018
(In millions)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Total
Common/collective trust investment — U.S. equity	$—	$183	$183
Common/collective trust investment — non-U.S. equity	—	53	53
Common/collective trust investment — non-core assets	—	117	117
Common/collective trust investment — fixed income	—	256	256
Short-term investment fund	12	—	12
Subtotal fair value	$12	$609	$621
Measured at net asset value practical expedient:
Common/collective trust investment — non-U.S. equity			70
Common/collective trust investment — fixed income			249
Common/collective trust investment — non-core assets			16
Partnerships/joint ventures			25
Total fair value			$981

Schedule of Assumptions Used to Calculate Benefit Expense
The following table presents the significant assumptions used to calculate NRG's benefit obligations:

	As of December 31,
	Pension Benefits		Other Postretirement Benefits
Weighted-Average Assumptions	2019	2018	2019	2018
Discount rate	3.26%	4.38%	3.26%	4.37%
Rate of compensation increase	3.00%	3.00%	—%	—%
Health care trend rate	—	—	7.5% grading to 4.5% in 2028	7.8% grading to 4.5% in 2025
The following table presents the significant assumptions used to calculate NRG's benefit expense:

	As of December 31,
	Pension Benefits			Other Postretirement Benefits
Weighted-Average Assumptions	2019	2018	2017	2019	2018	2017
Discount rate	4.38%/4.2%	3.71%/4.04%	4.26%	4.37%	3.71% /4.08%	4.29%
Expected return on plan assets	6.35%	6.17%	6.85%	—	—	—
Rate of compensation increase	3.00%	3.00%	3.00%	—	—	—
Health care trend rate	—	—	—	7.8% grading to 4.5% in 2025	8.2% grading to 4.5% in 2025	7.0% grading to 5.0% in 2025

Schedule of Target Allocation of Pension Plan Assets	The target allocations of NRG's pension plan assets were as follows for the year ended December 31, 2019:

U.S. equity	20%
Non-U.S. equity	13%
Non-core assets	17%
U.S. fixed income	50%

Schedule of Performance Benchmarks	Performance benchmarks are composed of the following indices:

Asset Class	Index
U.S. equities	Dow Jones U.S. Total Stock Market Index
Non-U.S. equities	MSCI All Country World Ex-U.S. IMI Index
Non-core assets(a)	Various (per underlying asset class)
Fixed income securities	Barclays Capital Long Term Government/Credit Index & Barclays Strips 20+ Index
(a)Non-Core Assets are defined as diversifying asset classes approved by the Investment Committee that are intended to enhance returns and/or reduce volatility of the U.S. and non-U.S. equities. Asset classes considered Non-Core include, but may not be limited to: Emerging Market Equity, Emerging Market Debt, Non-US Developed Market Small Cap, High Yield Fixed Income, Real Estate, Bank Loans, Global Infrastructure and other Alternatives.
Schedule of Expected Benefit Payments
NRG's expected future benefit payments for each of the next five years, and in the aggregate for the five years thereafter, are as follows:

		Other Postretirement Benefit
(In millions)	Pension Benefit Payments	Benefit Payments	Medicare Prescription Drug Reimbursements
2020	$84	$7	$—
2021	86	6	—
2022	86	6	—
2023	86	6	—
2024	86	6	—
2025-2029	402	19	2

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates
Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. The impact of a one-percentage-point change in assumed health care cost trend rates is immaterial on total service and interest costs components but would have the following effect:

(In millions)	1-Percentage- Point Increase	1-Percentage- Point Decrease
Effect on postretirement benefit obligation	$7	$(5)

Schedule of Benefit Costs and Other Changes Recognized in the Financial Statements Related to its Interest in STP
The Company has recognized the following in its statement of financial position, statement of operations and accumulated OCI related to its 44% interest in STP:

	As of December 31,
	Pension Benefits		Other Postretirement Benefits
(In millions)	2019	2018	2019	2018
Funded status — STPNOC benefit plans	$(77)	$(78)	$(20)	$(19)
Net periodic benefit cost/(credit)	9	8	(4)	(7)
Other changes in plan assets and benefit obligations recognized in other comprehensive (loss)/income	(13)	(7)	6	2

Defined Contribution Plan Contributions	The Company's contributions to these plans were as follows:

	Year Ended December 31,
(In millions)	2019	2018	2017
Company contributions to defined contribution plans	$22	$28	$56